Investment Strategy - TORTOISE NUCLEAR RENAISSANCE ETF	Dec. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified series of Tortoise Capital Series Trust (the “Trust”) and is regulated as an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to track the performance of an index. The Fund’s investment objective is to seek total return.

The Fund seeks to achieve its objective by investing in companies across the nuclear energy value chain. The Adviser believes that the global focus on decarbonization and energy security will result in a resurgence in the growth of the nuclear energy and technology sector. The Fund seeks to invest in companies that the Adviser believes will benefit from the resurgence in the growth of the nuclear energy and technology sector.

Under normal circumstances, the Fund will invest at least 80% of its total assets (including assets obtained through borrowings for investment purposes) in securities of (i) companies that the Adviser believes are expected to derive at least 50% of their revenues from activities in Nuclear Industries; (ii) companies that have primary business operations in the business activities associated with the Nuclear Industries but that do not currently generate net revenues; and (iii) companies with less than 50% of revenues currently derived from activities in the Nuclear Industries but that have publicly disclosed nuclear energy as a strategic focus area and are committing significant capital expenditures (more than 20%) to activities in the Nuclear Industries. “Nuclear Industries” include (i) uranium mining and milling, (ii) reactor design and construction, and/or (iii) operation and maintenance of nuclear reactors. The uranium mining and milling industry covers the entire upstream fuel-supply chain from extracting uranium ore to delivering finished reactor fuel assemblies. The reactor design and construction industry includes companies that engineer, design and build nuclear reactor technologies and intellectual property, manufacture large-scale components for nuclear reactors (like pressure vessels and steam generators), and companies that manage end-to-end project delivery including engineering, procurement of specialist equipment, and onsite construction. The operation and maintenance industry includes companies that own and operate nuclear reactors day-to-day, as well as the service companies that supply spare parts, handle refueling outages, perform inspections, and carry out upgrades and long-term maintenance.

The Fund may invest in U.S. or non-U.S. securities of any market capitalization, including small- and mid-cap stocks.

The Fund concentrates its investments (i.e., holds 25% or more of its assets) in a particular industry or group of industries that comprise the nuclear energy and technology sector. The Fund is non-diversified, which means it may invest in fewer issuers than a diversified fund.

The Fund invests primarily in common stocks but may invest in preferred stock and other equity securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its total assets (including assets obtained through borrowings for investment purposes) in securities of (i) companies that the Adviser believes are expected to derive at least 50% of their revenues from activities in Nuclear Industries; (ii) companies that have primary business operations in the business activities associated with the Nuclear Industries but that do not currently generate net revenues; and (iii) companies with less than 50% of revenues currently derived from activities in the Nuclear Industries but that have publicly disclosed nuclear energy as a strategic focus area and are committing significant capital expenditures (more than 20%) to activities in the Nuclear Industries.